UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Medical Fund Management, LLC
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:  028-13272

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                  1/5/09
-------------------               -------------                ---------
  [Signature]                     [City, State]                [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              TITLE OF        CUSIP       VALUE       SHARES     SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
NAME OF ISSUER                CLASS                     (x$1000)      PRN  AMT   PRN CALL DSCRETN    MANAGERS   SOLE     SHARED NONE
------------------------------------------------------------------- ----------------------------------------------------------------
ALPHATEC HOLDINGS INC         COM             02081G102      4,975       987,044     SH      SOLE        N/A     987,044
APPLERA CORP                  COM CELERA GRP  038020202      1,059        66,700     SH      SOLE        N/A      66,700
BIOTECH HOLDERS TR            DEPOSTRY RCPTS  09067D201      5,231        32,339     SH      SOLE        N/A      32,339
CYPRESS BIOSCIENCES INC       COM PAR $.02    232674507     14,218     1,288,991     SH      SOLE        N/A   1,288,991
DENDREON CORP                 COM             24823Q107      6,395     1,028,200    PUT      SOLE        N/A   1,028,200
EMISPHERE TECHNOLOGIES INC    COM             291345106      3,908     1,431,621     SH      SOLE        N/A   1,431,621
HAEMONETICS CORP-MASS         COM             405024100      3,724        59,096     SH      SOLE        N/A      59,096
INTROGEN THERAPEUTICS INC     COM             46119F107        223        76,237     SH      SOLE        N/A      76,237
JONES APPAREL GROUP INC       COM             480074103     17,127     1,071,090     SH      SOLE        N/A   1,071,090
KERYX BIOPHARMACEUTICALS INC  COM             492515101     10,562     1,257,440     SH      SOLE        N/A   1,257,440
MEDIVATION INC                COM             58501N101      4,171       289,661     SH      SOLE        N/A     289,661
MYRIAD GENETICS INC           COM             62855J104     61,407     1,322,852     SH      SOLE        N/A   1,322,852
NEKTAR THERAPEUTICS           COM             640268108      2,141       319,024     SH      SOLE        N/A     319,024
NORTHSTAR NEUROSCIENCE INC    COM             66704V101      1,927       207,205     SH      SOLE        N/A     207,205
OSI PHARMACEUTICALS INC       COM             671040103      2,630        54,216     SH      SOLE        N/A      54,216
PROGENICS PHARMACEUTICALS INC COM             743187106      7,873       435,718     SH      SOLE        N/A     435,718
SUPERGEN INC                  COM             868059106      3,621       991,967     SH      SOLE        N/A     991,967
UNITED THERAPEUTICS CORP DEL  COM             91307C102      5,302        54,295     SH      SOLE        N/A      54,295
VANDA PHARMACEUTICALS INC     COM             921659108      3,208       466,318     SH      SOLE        N/A     466,318

                                                  19              159,702



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         19
Form 13F Information Table Value Total:         159,702
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE